Offerings	Aug. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	4,500,000
Maximum Aggregate Offering Price	$ 150.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	25,500,000
Maximum Aggregate Offering Price	$ 850.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	1,700,703
Maximum Aggregate Offering Price	$ 56.69
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	1,725,000
Maximum Aggregate Offering Price	$ 57.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	253,045
Maximum Aggregate Offering Price	$ 8.43
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	690,000
Maximum Aggregate Offering Price	$ 23.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	25,304
Maximum Aggregate Offering Price	$ 0.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value per share (1)
Amount Registered | shares	69,000
Maximum Aggregate Offering Price	$ 2.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Based on the maximum number of Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”) and Class B ordinary shares, $0.0001 par value per share (“Class B Ordinary Shares”), of the registrant issuable upon a business combination (the “Business Combination”) involving Quetta Acquisition Corporation (“Quetta”) and KM QUAD, a Cayman Islands exempted company (“QUAD”). This number is based on the 4,500,000 Class A Ordinary Shares and 25,500,000 Class B Ordinary Shares issuable as consideration in connection with the Business Combination to the existing shareholders of QUAD in accordance with the terms of the Agreement and Plan of Merger, dated February 14, 2025. This number includes: (1) 4,500,000 Class A Ordinary Shares to be issued to the existing shareholders of QUAD, (2) 25,500,000 Class B Ordinary Shares to be issued to the existing shareholders of QUAD, (3) 1,700,703 Class A Ordinary Shares to be issued to Quetta’s public stockholders, (4) 1,725,000 Class A Ordinary Shares to be issued to the Quetta’s Sponsor, Quetta’s directors and officers, (5) 253,045 Class A Ordinary Shares underlying the Private Units, (6) 690,000 Class A Ordinary Shares underlying the Public Rights, (7) 25,304 Class A Ordinary Shares underlying the Private Rights, and (8) 69,000 Class A Ordinary Shares underlying the Representative Shares. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share sub-divisions, share dividends or similar transactions.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. QUAD, a corporation, is a private company, no market exists for its securities and QUAD has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the QUAD’s securities expected to be exchanged in the Business Combination.